Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, and Class I
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

AFOC-18-05 1.480125.206	November 1, 2018

Supplement to the
Fidelity Advisor Focus Funds®
Class Z
September 29, 2018
Prospectus

Rajiv Kaul no longer serves as lead portfolio manager of Fidelity Advisor® Biotechnology Fund.

The following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos (portfolio manager) has managed the fund since July 2018.

The following information replaces the biographical information for Fidelity Advisor® Biotechnology Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Eirene Kontopoulos is portfolio manager of Fidelity Advisor® Biotechnology Fund, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

AJSFZ-18-01 1.9892223.100	November 1, 2018